Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Entity Information
Entity Registrant Name	Navios South American Logistics Inc.
Entity Central IndexKey	0001506042
Document Type	F-4/A
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outanding	20,000

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 139,455	$ 45,538
Accounts receivable, net	35,879	29,122
Inventories	22,634	14,553
Prepaid expenses and other current assets	8,374	8,969
Total current assets	206,342	98,182
Vessels, port terminals and other fixed assets, net	358,427	356,038
Intangible assets other than goodwill	60,582	59,425
Goodwill	104,096	104,096
Other long-term assets	22,643	18,603
Total non-current assets	545,748	538,162
Total assets	752,090	636,344
Current liabilities
Accounts payable	46,378	34,747
Due to affiliate companies	2,307	1,853
Accrued expenses	25,559	17,011
Deferred income	3,554	3,004
Due to related parties, net	3,180	3,664
Current portion of capital lease obligations	1,365	1,353
Current portion of long-term debt	69	69
Total current liabilities	82,412	61,701
Senior notes, including premium	293,322	200,000
Due to related parties, net	8,934	8,859
Long term debt, net of current portion	513	529
Capital lease obligations, net of current portion	23,421	23,759
Deferred tax liability	14,670	18,522
Other long-term liabilities	1,465	1,573
Total non-current liabilities	342,325	253,242
Total liabilities	424,737	314,943
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding for both March 31, 2013 and December 31, 2012	20	20
Additional paid-in capital	303,518	303,518
Retained earnings	23,236	17,302
Total Navios Logistics stockholders' equity	326,774	320,840
Noncontrolling interest	579	561
Total stockholders' equity	327,353	321,401
Total liabilities and stockholders' equity	$ 752,090	$ 636,344

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock par value	$ 0.0001	$ 0.0001
Authorized shares	50,000,000	50,000,000
Shares issued and outstanding for both March 31,2013 and December 31, 2012	20,000	20,000

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 44,150	$ 37,545
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,452)	(9,850)
Direct vessel expenses	(18,224)	(15,907)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,093)	(6,802)
General and administrative expenses	(3,070)	(3,634)
Interest expense and finance cost, net	(5,381)	(4,922)
Other (expense) income, net	(2,811)	(742)
Income before income taxes and noncontrolling interest	2,182	(3,307)
Income taxes	3,770	923
Net income	5,952	(2,384)
Less: Net income attributable to the noncontrolling interest	18	2
Net (loss)/income attributable to Navios Logistics' stockholders	$ 5,934	$ (2,386)
Basic and diluted net (losses)/earnings per share attributable to Navios Logistics' stockholders	$ 0.2967	$ (0.1193)
Weighted average number of shares , basic and diluted	20,000	20,000

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
OPERATING ACTIVITIES:
Net income	$ 5,952	$ (2,384)
Adjustments to reconcile net income to net cash provided by operating activities:
Non cash adjustments	3,423	6,532
(Increase)/decrease in operating assets	(14,595)	4,486
Increase in operating liabilities	20,322	2,155
Payments For Dry Dock Special Survey Costs	(2,022)	(421)
Net cash provided by operating activities	13,080	10,368
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets, net	(7,298)	(3,637)
Acquisition of intangible assets	(2,092)	0
Net cash used in investing activities	(9,390)	(3,637)
FINANCING ACTIVITIES:
Proceeds from issuance of Senior Notes, including premium	93,375	0
Repayments of long-term debt	(16)	(19)
Payments of obligations under capital leases	(326)	(530)
Debt issuance costs	(2,806)	0
Net cash (used in)/provided by financing activities	90,227	(549)
Net increase in cash and cash equivalents	93,917	6,182
Cash and cash equivalents, beginning of year	45,538	40,529
Cash and cash equivalents, end of year	139,455	46,711
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	0	180
Cash paid for income taxes	$ 241	$ 0

Condensed Consolidated Statements of Changes In Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2011	$ 321,225	$ 20	$ 303,518	$ 17,146	$ 320,684	$ 541
Balance, Number of Shares at Dec. 31, 2011		20,000
Net income	(2,384)			(2,386)	(2,386)	2
Balance at Mar. 31, 2012	318,841	20	303,518	14,760	318,298	543
Balance, Number of Shares at Mar. 31, 2012		20,000
Balance at Dec. 31, 2012	321,401	20	303,518	17,302	320,840	561
Balance, Number of Shares at Dec. 31, 2012		20,000
Net income	5,952			5,934	5,934	18
Balance at Mar. 31, 2013	$ 327,353	$ 20	$ 303,518	$ 23,236	$ 326,774	$ 579
Balance, Number of Shares at Mar. 31, 2013		20,000

Description of Business	3 Months Ended
Mar. 31, 2013
DESCRIPTION OF BUSINESS[Abstract]
DESCRIPTION OF BUSINESS [Text Block]
NOTE 1: DESCRIPTION OF BUSINESS

Nature of operations
Navios Logistics is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a) Basis of Presentation:
The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Logistics' consolidated financial positions, statement changes in equity, statements of operations and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“GAAP”) for complete financial statements. The December 31, 2012 balance sheet data was derived from audited financial statements, but do not include all disclosures required by GAAP. These interim financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes included in Navios Logistics' 2012 annual report filed on Form 20-F filed with the Securities and Exchange Commission (“SEC”).

(b) Principles of Consolidation:
The accompanying interim condensed consolidated financial statements include the accounts of Navios Logistics and its subsidiaries, both majority and wholly-owned. All significant intercompany balances and transactions between these entities have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

c) Use of Estimates:
The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, impairment test for goodwill, provisions necessary for losses on accounts receivable and demurrages, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

d) Income Taxes:
The Company is a Marshall Islands corporation. The Company believes that substantially all of its operations are exempt from income taxes in the Marshall Islands. The Company's subsidiaries are, however, subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. The Company's operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which the Company operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., the Company does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.

At any point in time, the Company may have tax audits underway at various stages of completion. The Company evaluates the tax positions and establishes liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite the Company's belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate. During the three months period ended March 31, 2013, the Company decided to merge certain subsidiaries in Paraguay. As a result of the expected merger, the Company will distribute specifically identified earnings, which will be offset by retained net losses of $41,740. The Company's decision to merge the subsidiaries resulted in a one off income tax benefit in deferred income tax of $4,195. The 2013 estimated annual tax rate that is applied to ordinary income of the Paraguayan subsidiaries is 10%.

Subsidiaries Included in the Consolidation:
Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

Subsidiaries included in the consolidation:

	Country of		Percentage of	Statement of Operations Period Ended March 31,
Company Name	Incorporation	Nature	Ownership	2013	2012
Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Enresur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	3/19 - 3/31	—
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1 - 3/31	1/1 - 3/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Thalassa Energy S.A.	Argentina	Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navegacion Guarani S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Hidrovia OSR S.A.	Paraguay	Tanker-Owning Company/Oil Spill Response and Salvage Services	100%	1/1 - 3/31	1/1 - 3/31
Mercofluvial S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrolera San Antonio S.A.	Paraguay	POA Facility-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	51%	1/1 - 3/31	1/1 - 3/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Merco Parana S.A	Argentina	Barge-Owning Company	100%	1/1 - 3/31	—

Vessels, Port Terminals and Other Fixed Assets, net	3 Months Ended
Mar. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Text Block]
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$356,409	$(77,400)	$279,009
Additions	1,676	(4,363)	(2,687)

Balance March 31, 2013	$358,085	(81,763)	276,322

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$59,099	$(7,742)	$51,357
Additions	5,340	(399)	4,941

Balance March 31, 2013	$64,439	(8,141)	56,298

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$27,141	$(6,509)	$20,632
Additions	518	(314)	204

Balance March 31, 2013	$27,659	(6,823)	20,836

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$6,069	$(1,029)	$5,040
Additions	13	(82)	(69)

Balance March 31, 2013	$6,082	(1,111)	4,971

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$448,718	$(92,680)	$356,038
Additions	7,547	(5,158)	2,389

Balance March 31, 2013	$456,265	(97,838)	358,427

Certain assets of the Company have been pledged as collateral for loan facilities. As of March 31, 2013 and December 31, 2012 the net book value of such assets was $1,047 and $1,074, respectively.
On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases for the San San H and the Stavroula, by extending their duration until June 2016 and amending the purchase price obligation to $9,850 and $9,800, each at the end of the extended period. As of March 31, 2013, the obligations for these vessels were accounted for as capital leases and the lease payments for both vessels were $326 for the three month period ended March 31, 2013.
During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which is expected to be completed in the third quarter of 2013. As of March 31, 2013, Navios Logistics had paid $12,513 for the construction of the new conveyor belt.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges. The first one was delivered in October 2012, the second one in December 2012 and the third one in April 2013, with a cost of $1,900 each, the remaining barge is expected to be delivered in June 2013. As of March 31, 2013, Navios Logistics had paid $271 towards the construction of the remaining tank barge.
The following is an analysis of the leased property under capital leases:

Vessels	March 31, 2013
San San H and Stavroula	$32,939

Less: Accumulated amortization	(1,680)

Net book value	$31,259

Future minimum lease payments under capital lease together with the present value of the future minimum lease payments as of March 31, 2013, are as follows:

Payment Due by Period	March 31, 2013
March 31, 2014	$2,190
March 31, 2015	2,190
March 31, 2016	2,196
March 31, 2017	$20,717

Total future minimum lease payments (1)	27,293
Less: amount representing interest (2)	(2,507)

Present value of future minimum lease payments (3)	$24,786
(1)There are no minimum sublease rentals to be reduced by minimum payments.
(2)Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)Reflected in the balance sheet as current and non current obligations under capital leases of $1,365 and $23,421, respectively.

Intangible Assets Other Than Goodwill	3 Months Ended
Mar. 31, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Intangible Assets Other Than Goodwill [Text Block]
NOTE 4: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets as of March 31, 2013 and December 31, 2012 consist of the following:

March 31, 2013	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value March 31, 2013
Trade name	$10,420	$—	$(5,471)	$4,949
Port terminal operating rights	34,060	2,092	(6,693)	29,459
Customer relationships	36,120	—	(9,946)	26,174

Total intangible assets	$80,600	$2,092	$(22,110)	$60,582

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462)	27,598
Customer relationships	36,120	(9,503)	26,617
Favorable lease terms	3,780	(3,780)	—

Total intangible assets	$84,380	$(24,955)	$59,425

On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Energias”), an Uruguayan company, for a total consideration of $2,092. Energias, as a free zone direct user, holds the right to occupy approximately 12 hectares of undeveloped land located in Nueva Palmira free zone in Uruguay, near Navios Logistics' existing port.
Amortization expense, net for the three month period ended March 31, 2013 amounted to $935 ($1,109 for the three month period ended March 31, 2012).
The aggregate amortization of intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$1,042	$781	$—	$4,949
Port terminal operating rights	926	926	926	926	926	24,829	29,459
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,299	26,174

Total	$3,743	$3,743	$3,743	$3,743	$3,482	$42,128	$60,582

Borrowings	3 Months Ended
Mar. 31, 2013
BORROWINGS [Abstract]
BORROWINGS [Text Block]
NOTE 5: BORROWINGS
Borrowings consist of the following:

	March 31, 2013	December 31, 2012

Senior Notes	$290,000	$200,000
Loan for Nazira	582	598

Total borrowings	290,582	200,598
Plus: unamortized premium	3,322	—
Less: current portion	(69)	(69)

Total long-term borrowings	$293,835	$200,529

Senior Notes
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with the Company, the “Co-Issuers”) issued $200,000 in Senior Notes due on April 15, 2019 (the “Existing Logistics Senior Notes”) at a fixed rate of 9.25%. On March 7, 2013, Navios Logistics issued $90,000 in aggregate principal amount of 9.25% Senior Notes due 2019 (the “Additional Logistics Senior Notes”) at a premium, with a price of 103.750%. The terms of the Additional Logistics Senior Notes are identical to the $200,000 of Existing Logistics Senior Notes due 2019, which were issued in April 2011 and, are part of the same class and together with the Additional Logistics Senior Notes, are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. (“Hidronave S.A.) and Logistics Finance. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes.
The Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
As of March 31, 2013 and December 31, 2012, deferred financing costs associated with the Senior Notes amounted to $8,306 and $5,743, respectively. Interest expense associated with the Senior Notes amounted to $5,064 for the three month period ended March 31, 2013 ($4,625 for the same period in 2012).
The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.

Cyprus Popular Bank Public Co. Ltd Facility
On March 20, 2012, Cyprus Popular Bank Public Co. Ltd. and Nauticler S.A, the Company's subsidiary finalized the documentation of the $40,000 revolving credit facility for working and investing capital purposes. The loan bears interest based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over the assets acceptable to the bank. The commitment requires that Navios Logistics is in compliance with the covenants contained in the indenture governing the Senior Notes. The loan is initially repayable 12 months after drawdown with extension options available. As of March 31, 2013, the $40,000 revolving credit facility was undrawn. In addition, the availability of borrowings under Navios Logistics' revolving credit facility with Cyprus Popular Bank Public Co. Ltd. may be affected by the agreement by Cyprus in March 2013 to restructure and recapitalize its banks in connection with its rescue package from the European Commission, European Central Bank and International Monetary Fund. Among other provisions, it was agreed that certain assets and liabilities of Cyprus Popular Bank Public Co. Ltd. would enter into receivership and the remaining assets and liabilities would be transferred to the Bank of Cyprus. As this restructuring process is on-going, the availability of Navios Logistics' revolving credit facility has not been confirmed.

Other Indebtedness
In connection with the acquisition of Hidronave S.A. in October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of March 31, 2013, the outstanding loan balance was $582 ($598 as of December 31, 2012). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.

In connection with the loans and other long term liabilities, the Company is subject to certain covenants and commitments and certain of its assets are restricted as collateral.
The Company was in compliance with all the covenants for the three month period ended March 31, 2013.
The maturity table below reflects future payments of the long-term debt outstanding as of March 31, 2013, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
March 31, 2014	$69
March 31, 2015	69
March 31, 2016	69
March 31, 2017	69
March 31, 2018	69
March 31, 2019 and thereafter	290,237

Total	$290,582

Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 10: FAIR VALUE OF FINANCIAL INSTRUMENTS
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.

Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximate their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.

Borrowings: The Senior Notes are fixed rate borrowings and their fair value was determined based on quoted market prices.

Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.
The estimated fair values of the Company's financial instruments are as follows:

	March 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 139,455	$ 139,455	$ 45,538	$ 45,538
Accounts receivable, net	$ 35,879	$ 35,879	$ 29,122	$ 29,122
Accounts payable	$ (46,378)	$ (46,378)	$ (34,747)	$ (34,747)
Senior notes	$ (290,000)	$ (310,967)	$ (200,000)	$ (198,200)
Capital lease obligations	$ (24,786)	$ (24,786)	$ (25,112)	$ (25,112)
Long-term debt, including current portion	$ (582)	$ (582)	$ (598)	$ (598)

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of March 31, 2013 and December 31, 2012.

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 6: COMMITMENTS AND CONTINGENCIES

In connection with the acquisition of Horamar, the Company recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values. As it relates to these contingencies, the prior owners of Horamar agreed to indemnify the Company in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020. As of March 31, 2013, the remaining liability related to these pre-acquisition contingencies amounted to $1,026 ($1,039 as of December 31, 2012) and is entirely offset by an indemnification asset for the same amount, which is reflected in other non-current assets.
As of March 31, 2013, the Company had operating lease obligations related to chartered-in barges and pushboats amounting to $1,187 until June 2015.

As of March 31, 2013, the Company had obligations related to its port expansion project, the construction of four new tank barges and the acquisition of the chartered-in fleet (see note 8) of $3,372, $1,629 and $12,813, respectively. The maturity table below reflects the future payments of these commitments:

Year	Amount in thousands of U.S. dollars
March 31, 2014	$8,506
March 31, 2015	3,628
March 31, 2016	3,754
March 31, 2017	1,926

Total	$17,814

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2014.

The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs of such actions will have a material effect on the Company's consolidated financial position, results of operations or cash flows.

Transactions with Related Parties	3 Months Ended
Mar. 31, 2013
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES [Text Block]
NOTE 7: TRANSACTIONS WITH RELATED PARTIES
At March 31, 2013 and December 31, 2012, the amounts due to affiliate companies were as follows:

	March 31, 2013	December 31, 2012
Navios Holdings	$2,307	$1,853

Amounts due to affiliate companies do not accrue interest and do not have a specific due date for their settlement.
Due to related parties, net: During the second half of 2012, Navios Logistics acquired the 100% of the outstanding stock of Merco Parana S.A, an Argentinean company owned by Claudio Pablo Lopez, Horacio Enrique Lopez and Carlos Augusto Lopez, which is the owner of three liquid barges that were previously chartered-in by Navios Logistics. The total consideration for the acquisition was $2,493 to be paid in installments, the final installment was paid on March 29, 2013.
During the second half of 2012, Navios Logistics acquired one push boat and three liquid barges, which were previously chartered-in by Navios Logistics, from Holdux Maritima Leasing Corp., a Panamenian company owned by members of the family of Mr. Horacio Alfredo Lopez the father of Mr. Claudio Pablo Lopez, Navios Logistics' Chief Executive Officer and Vice Chairman, Mr. Carlos Augusto Lopez Navios Logistics' Chief Commercial Officer—Shipping Division and Mr. Horacio Enrique Lopez Navios Logistics' Chief Operating Officer—Shipping Division. The total consideration for the acquisition was $13,443 to be paid in one initial payment and seven semiannual installments with the final installment payable on June 30, 2016. As of March 31, 2013, the Company had paid $630 and the remaining balance was $12,813.
Lodging: Compania Naviera Horamar S.A., a wholly owned subsidiary of Navios Logistics, obtains lodging services from Empresa Hotelera Argentina S.A./(NH Lancaster) an Argentinean corporation owned by members of the Lopez family, including Claudio Pablo Lopez, Navios Logistics' Chief Executive Officer and Vice Chairman and Carlos Augusto Lopez, Navios Logistics' Chief Commercial Officer—Shipping Division, each of whom has no controlling interest in those companies. The total expense payments for the three month period ended March 31, 2013 were $0 ($13 for the same period in 2012) and amounts payable amounted to $33 as of March 31, 2013 and $30 as of December 31, 2012.
General and administrative expenses: On April 12, 2011, Navios Logistics entered into an administrative services agreement for a term of five years, with Navios Holdings, pursuant to which Navios Holdings provides certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month period ended March 31, 2013 amounted to $170 ($150 for the three month period ended March 31, 2012).
Voyage expenses: Navegacion Guarani S.A, a wholly owned subsidiary of Navios Logistics, obtains bunkers from Dieselcom Transportadora e Revendora de Dieselcombustivel S.A a Brazilian corporation, which is controlled by family members of the noncontrolling shareholder of Hidronave South American Logistics S.A, Michel Chaim. Voyage expenses charged for the three month period ended March 31, 2013 amounted to $659 ($244 for the three month period ended March 31, 2012).
The Company believes that the transactions discussed above were made on terms no less favorable to the Company than would have been obtained from unaffiliated third parties.

Share Capital	3 Months Ended
Mar. 31, 2013
Share capital [Abstract]
SHARE CAPITAL [Text Block]
NOTE 8: SHARE CAPITAL

Common shares and shareholders
On August 4, 2010, the Company has amended its articles of incorporation increasing its authorized share capital to 50,000,000 shares of common stock with a par value of $0.01 per share.
As of March 31, 2013 and December 31, 2012, the Company has issued 20,000 shares of common stock, $1.00 par value.
Holders of each share of common stock have one vote for each share held of record on all matters submitted to a vote of shareholders. Dividends on shares of common stock may be declared and paid from funds available to the Company.

Segment Information	3 Months Ended
Mar. 31, 2013
Segment information [Abstract]
Segment Information
NOTE 9: SEGMENT INFORMATION
Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use net income attributable to common stockholders to evaluate operating performance of each segment. The statement also establishes standards for related disclosures about a company's products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. Navios Logistics has three reportable segments: Port Terminal Business, Barge Business and Cabotage Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:

The Port Terminal Business segment
This segment includes the operating results of Navios Logistics' dry port terminal and liquid port terminal operations.
(i) Dry port terminal operations
Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal in Uruguay based on throughputs. Its dry port terminal is located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers.
(ii) Liquid port terminal operations
Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. Its port terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity.

The Barge Business segment
Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a Contract of Affreightment (“CoA”) basis.

The Cabotage Business segment
Navios Logistics owns and operates oceangoing vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of six oceangoing product tanker vessels and two self propelled barges. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

Unallocated interest
This reconciling item represents the interest expense resulting from the additional senior notes Navios Logistics issued on March 7, 2013, which has not yet been allocated to the segments due to the fact that the amount received has been maintained in corporate level and not utilized by an operating segment as of March 31, 2013.
Inter-segment transactions, if any, are accounted for at current market prices.

The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Barge Business segment and the Cabotage Business segment for the three month periods ended March 31, 2013 and 2012:

	Port Terminal Business Segment for the Three Month Period Ended March 31, 2013	Cabotage Business Segment for the Three Month Period Ended March 31, 2013	Barge Business Segment for the Three Month Period Ended March 31, 2013	Unallocated Interest	Total
Time charter, voyage and port terminal revenues	$7,633	$13,235	$23,282	—	$44,150
Sales of products	29,080	—	—	—	29,080
Time charter, voyage and port terminal expenses	(2,408)	(569)	(6,475)	—	(9,452)
Direct vessel expenses	—	(7,567)	(10,657)	—	(18,224)
Cost of products sold	(26,017)	—	—	—	(26,017)
Depreciation and amortization	(945)	(664)	(4,484)	—	(6,093)
General and administrative expenses	(440)	(189)	(2,441)	—	(3,070)
Interest income/(expense) and finance cost, net	22	(1,618)	(3,399)	(386)	(5,381)
Other expense, net	(562)	(1,155)	(1,094)	—	(2,811)

Income/(loss) before income taxes and noncontrolling interest	6,363	1,473	(5,268)	(386)	2,182
Income tax benefit/(expense)	1,819	(392)	2,343	—	3,770

Net income/(loss)	8,182	1,081	(2,925)	(386)	5,952
Less: Net income attributable to the noncontrolling interest	—	—	(18)	—	(18)

Net income/(loss) attributable to Navios Logistics' stockholders	$8,182	$1,081	$(2,943)	(386)	$5,934

	Port Terminal Business Segment for the Three Month Period Ended March 31, 2012	Cabotage Business Segment for the Three Month Period Ended March 31, 2012	Barge Business Segment for the Three Month Period Ended March 31, 2012	Total
Time charter, voyage and port terminal revenues	$7,035	$10,536	$19,974	$37,545
Sales of products	12,602	—	—	12,602
Time charter, voyage and port terminal expenses	(2,324)	(290)	(7,236)	(9,850)
Direct vessel expenses	—	(8,108)	(7,799)	(15,907)
Cost of products sold	(11,597)	—	—	(11,597)
Depreciation and amortization	(877)	(1,093)	(4,832)	(6,802)
General and administrative expenses	(561)	(162)	(2,911)	(3,634)
Interest income/(expense) and finance cost, net	62	(1,664)	(3,320)	(4,922)
Other income/(expense), net	195	(505)	(432)	(742)

Income/(loss) before income taxes and noncontrolling interest	4,535	(1,286)	(6,556)	(3,307)
Income tax (expense)/benefit	(232)	149	1,006	923

Net income/(loss)	4,303	(1,137)	(5,550)	(2,384)
Less: Net income attributable to the noncontrolling interest	—	—	(2)	(2)

Net income/(loss) attributable to Navios Logistics' stockholders	$4,303	$(1,137)	$(5,552)	$(2,386)

For the Barge Business segment and for the Cabotage Business segment, the Company's vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels amounted to $276,322 and $279,009 as of March 31, 2013 and December 31, 2012, respectively.
All of the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment, including constructions in progress, amounted to $77,134 and $71,989 as of March 31, 2013 and December 31, 2012, respectively.
In addition, the net book value of intangible assets other than goodwill allocated to the Barge Business segment and to the Cabotage Business segment, collectively, amounted to $31,123 and $31,827 as of March 31, 2013 and December 31, 2012, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $29,459 and $27,598 as of March 31, 2013 and December 31, 2012, respectively.

Other Financial Information	3 Months Ended
Mar. 31, 2013
Other financial information [Abstract]
OTHER FINANCIAL INFORMATION [Text Block]
NOTE 11: OTHER FINANCIAL INFORMATION
The Company's 9.25% Senior Notes issued on April 15, 2011, are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are full and unconditional, as such term is defined by Regulation S-X Rule 3-10, except that the indenture governing the Senior Notes provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes. On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd., and HS South Inc. As a result, from July 25, 2011, all subsidiaries, except for the non-guarantor subsidiary, Hidronave South American Logistics S.A., are 100% owned. These condensed consolidating statements have been prepared on an equity basis as permitted by U.S. GAAP.

Statement of operations for the three month period ended March 31, 2013	Navios South American Logistics Inc. Issuer	Other Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$43,815	$504	$(169)	$44,150
Sales of products	—	29,080	—	—	29,080
Time charter, voyage and port terminal expenses	—	(9,400)	(221)	169	(9,452)
Direct vessel expenses	—	(18,039)	(185)	—	(18,224)
Cost of products sold	—	(26,017)	—	—	(26,017)
Depreciation and amortization	—	(6,055)	(38)	—	(6,093)
General and administrative expenses	(645)	(2,233)	(192)	—	(3,070)
Interest expense and finance cost, net	(469)	(4,903)	(9)	—	(5,381)
Other (expense)/income, net	—	(2,986)	175	—	(2,811)

(Loss)/income before equity in net earnings of affiliated companies	(1,114)	3,262	34	—	2,182

Equity in net earnings/(losses) of affiliated companies and joint ventures	7,048	17	—	(7,065)	—

Income/(loss) before taxes	5,934	3,279	34	(7,065)	2,182
Income tax benefit	—	3,769	1	—	3,770

Net income/(loss)	5,934	7,048	35	(7,065)	5,952

Less: Net income attributable to the noncontrolling interest	—	—	(18)	—	(18)

Net income/(loss) attributable to Navios Logistics' stockholders	$5,934	$7,048	$17	$(7,065)	$5,934

Statement of operations for the three month period ended March 31, 2012	Navios South American Logistics Inc. Issuer	Other Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$37,549	$1,291	$(1,295)	$37,545
Sales of products	—	12,602	—	—	12,602
Time charter, voyage and port terminal expenses	—	(10,301)	(844)	1,295	(9,850)
Direct vessel expenses	—	(15,734)	(173)	—	(15,907)
Cost of products sold	—	(11,597)	—	—	(11,597)
Depreciation and amortization	—	(6,764)	(38)	—	(6,802)
General and administrative expenses	(1,113)	(2,310)	(211)	—	(3,634)
Interest expense and finance cost, net	(44)	(4,874)	(4)	—	(4,922)
Other expense, net	—	(723)	(19)	—	(742)

(Loss)/income before equity in net earnings of affiliated companies	(1,157)	(2,152)	2	—	(3,307)
Equity in net (losses)/earnings of affiliated companies and joint ventures	(1,230)	—	—	1,230	—

(Loss)/income before taxes	(2,387)	(2,152)	2	1,230	(3,307)
Income tax benefit	—	922	1	—	923

Net (loss)/income	(2,387)	(1,230)	3	1,230	(2,384)
Less: Net income attributable to the noncontrolling interest	—	—	(2)	—	(2)

Net (loss)/income attributable to Navios Logistics' stockholders	$(2,387)	$(1,230)	$1	$1,230	$(2,386)

Balance Sheet as of March 31, 2013	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$94,982	$44,242	$231	$—	$139,455
Accounts receivable, net	—	35,738	141	—	35,879
Due from affiliate companies	232,789	34,978	3,536	(271,303)	—
Intercompany receivables	10,845	—	—	(10,845)	—
Prepaid expenses and other current assets	1,467	29,541	—	—	31,008

Total current assets	340,083	144,499	3,908	(282,148)	206,342

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	357,039	1,388	—	358,427
Investments in affiliates	325,646	710	—	(326,356)	—
Goodwill and other intangible assets	—	164,394	284	—	164,678
Deferred dry dock and special survey costs, net	—	12,349	—	—	12,349
Deferred financing costs and other long term assets	8,306	1,985	3	—	10,294

Total noncurrent assets	333,952	536,477	1,675	(326,356)	545,748

Total assets	674,035	680,976	5,583	(608,504)	752,090

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	46,344	34	—	46,378
Due to affiliate companies	40,559	229,677	3,374	(271,303)	2,307
Accrued expenses	13,380	11,994	185	—	25,559
Deferred income	—	3,554	—	—	3,554
Due to related parties, net	—	3,180	—	—	3,180
Intercompany payable	—	10,845	—	(10,845)	—
Current portion of capital lease obligations	—	1,365	—	—	1,365
Current portion of long term debt	—	—	69	—	69

Total current liabilities	53,939	306,959	3,662	(282,148)	82,412

Noncurrent liabilities
Senior Notes, including premium	293,322	—	—	—	293,322
Due to related parties, net	—	8,934	—	—	8,934
Long term debt, net of current portion	—	—	513	—	513
Capital lease obligations, net of current portion	—	23,421	—	—	23,421
Other long term liabilities	—	1,465	—	—	1,465
Deferred tax liability	—	14,551	119	—	14,670

Total noncurrent liabilities	293,322	48,371	632	—	342,325

Total liabilities	347,261	355,330	4,294	(282,148)	424,737

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	326,774	325,646	710	(326,356)	326,774
Noncontrolling interest	—	—	579	—	579

Total stockholders' equity	326,774	325,646	1,289	(326,356)	327,353

Total liabilities and stockholders' equity	$674,035	$680,976	$5,583	$(608,504)	$752,090

Balance Sheet as of December 31, 2012	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$ 81	$ 45,170	$ 287	$ —	$ 45,538
Accounts receivable, net	—	29,052	70	—	29,122
Due from affiliate companies	228,257	34,624	3,550	(266,431)	—
Intercompany receivables	10,609	—	—	(10,609)	—
Prepaid expenses and other current assets	1,304	22,171	47	—	23,522

Total current assets	240,251	131,017	3,954	(277,040)	98,182

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	354,620	1,418	—	356,038
Investments in affiliates	318,580	692	—	(319,272)	—
Goodwill and other intangible assets	—	163,237	284	—	163,521
Deferred dry dock and special survey costs, net	—	10,811	—	—	10,811
Deferred financing costs and other long term assets	5,743	2,046	3	—	7,792

Total noncurrent assets	324,323	531,406	1,705	(319,272)	538,162

Total assets	564,574	662,423	5,659	(596,312)	636,344

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	34,675	72	—	34,747
Due to affiliate companies	39,768	225,142	3,374	(266,431)	1,853
Accrued expenses	3,966	12,803	242	—	17,011
Deferred income	—	3,004	—	—	3,004
Due to related parties, net	—	3,664	—	—	3,664
Intercompany payable	—	10,609	—	(10,609)	—
Current portion of capital lease obligations	—	1,353	—	—	1,353
Current portion of long term debt	—	—	69	—	69

Total current liabilities	43,734	291,250	3,757	(277,040)	61,701

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Due to related parties, net	—	8,859	—	—	8,859
Long term debt, net of current portion	—	—	529	—	529
Capital lease obligations, net of current portion	—	23,759	—	—	23,759
Other long term liabilities	—	1,573	—	—	1,573
Deferred tax liability	—	18,402	120	—	18,522

Total noncurrent liabilities	200,000	52,593	649	—	253,242

Total liabilities	243,734	343,843	4,406	(277,040)	314,943
STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,840	318,580	692	(319,272)	320,840
Noncontrolling interest	—	—	561	—	561

Total stockholders' equity	320,840	318,580	1,253	(319,272)	321,401

Total liabilities and stockholders' equity	$ 564,574	$ 662,423	$ 5,659	$ (596,312)	$ 636,344

Cash flow statement for the three month period ended March 31, 2013	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$ 4,142	$ 8,970	$ (32)	$ —	$ 13,080

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(7,290)	(8)	—	(7,298)
Acquisition of intangible assets	—	(2,092)		—	(2,092)

Net cash used in investing activities	—	(9,382)	(8)	—	(9,390)

Cash flows from financing activities
Proceeds on issuance of Senior Notes	93,375	—	—	—	93,375
Payments of obligations under capital lease	—	(326)	—	—	(326)
Repayments of long-term debt	—	—	(16)	—	(16)
Debt issuance costs	(2,616)	(190)	—	—	(2,806)

Net cash provided by/(used in) financing activities	90,759	(516)	(16)	—	90,227

Net increase/(decrease) in cash and cash equivalents	94,901	(928)	(56)	—	93,917

Cash and cash equivalents, beginning of period	81	45,170	287	—	45,538

Cash and cash equivalents, end of period	$ 94,982	$ 44,242	$ 231	$ —	$ 139,455

Cash flow statement for the three month period ended March 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$ 154	$ 10,270	$ (56)	$ —	$ 10,368

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(3,625)	(12)	—	(3,637)

Net cash used in investing activities	—	(3,625)	(12)	—	(3,637)

Cash flows from financing activities
Payments of obligations under capital lease	—	(530)	—	—	(530)
Repayments of long -term debt	—	—	(19)	—	(19)
Debt issuance costs	(154)	154	—	—	—

Net cash used in financing activities	(154)	(376)	(19)	—	(549)

Net increase/(decrease) in cash and cash equivalents	—	6,269	(87)	—	6,182

Cash and cash equivalents, beginning of period	81	40,111	337	—	40,529

Cash and cash equivalents, end of period	$ 81	$ 46,380	$ 250	$ —	$ 46,711

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a) Basis of Presentation:
The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Logistics' consolidated financial positions, statement changes in equity, statements of operations and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“GAAP”) for complete financial statements. The December 31, 2012 balance sheet data was derived from audited financial statements, but do not include all disclosures required by GAAP. These interim financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes included in Navios Logistics' 2012 annual report filed on Form 20-F filed with the Securities and Exchange Commission (“SEC”).

Principles of Consolidation
(b) Principles of Consolidation:
The accompanying interim condensed consolidated financial statements include the accounts of Navios Logistics and its subsidiaries, both majority and wholly-owned. All significant intercompany balances and transactions between these entities have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Use of Estimates
c) Use of Estimates:
The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, impairment test for goodwill, provisions necessary for losses on accounts receivable and demurrages, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Income Taxes
d) Income Taxes:
The Company is a Marshall Islands corporation. The Company believes that substantially all of its operations are exempt from income taxes in the Marshall Islands. The Company's subsidiaries are, however, subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. The Company's operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which the Company operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., the Company does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.

At any point in time, the Company may have tax audits underway at various stages of completion. The Company evaluates the tax positions and establishes liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite the Company's belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate. During the three months period ended March 31, 2013, the Company decided to merge certain subsidiaries in Paraguay. As a result of the expected merger, the Company will distribute specifically identified earnings, which will be offset by retained net losses of $41,740. The Company's decision to merge the subsidiaries resulted in a one off income tax benefit in deferred income tax of $4,195. The 2013 estimated annual tax rate that is applied to ordinary income of the Paraguayan subsidiaries is 10%.

Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiaries included in the consolidation

	Country of		Percentage of	Statement of Operations Period Ended March 31,
Company Name	Incorporation	Nature	Ownership	2013	2012
Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Enresur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	3/19 - 3/31	—
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1 - 3/31	1/1 - 3/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Thalassa Energy S.A.	Argentina	Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navegacion Guarani S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Hidrovia OSR S.A.	Paraguay	Tanker-Owning Company/Oil Spill Response and Salvage Services	100%	1/1 - 3/31	1/1 - 3/31
Mercofluvial S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrolera San Antonio S.A.	Paraguay	POA Facility-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	51%	1/1 - 3/31	1/1 - 3/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Merco Parana S.A	Argentina	Barge-Owning Company	100%	1/1 - 3/31	—

Vessels, Port Terminals and Other Fixed Assets, net (Tables)	3 Months Ended
Mar. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminals and other fixed assets

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$356,409	$(77,400)	$279,009
Additions	1,676	(4,363)	(2,687)

Balance March 31, 2013	$358,085	(81,763)	276,322

Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$59,099	$(7,742)	$51,357
Additions	5,340	(399)	4,941

Balance March 31, 2013	$64,439	(8,141)	56,298

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$27,141	$(6,509)	$20,632
Additions	518	(314)	204

Balance March 31, 2013	$27,659	(6,823)	20,836

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$6,069	$(1,029)	$5,040
Additions	13	(82)	(69)

Balance March 31, 2013	$6,082	(1,111)	4,971

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$448,718	$(92,680)	$356,038
Additions	7,547	(5,158)	2,389

Balance March 31, 2013	$456,265	(97,838)	358,427

Leased Property Under Capital Leases [Table Text Block]

Vessels	March 31, 2013
San San H and Stavroula	$32,939

Less: Accumulated amortization	(1,680)

Net book value	$31,259

Future Minimum Capital Leases Payments [Table Text Block]

Payment Due by Period	March 31, 2013
March 31, 2014	$2,190
March 31, 2015	2,190
March 31, 2016	2,196
March 31, 2017	$20,717

Total future minimum lease payments (1)	27,293
Less: amount representing interest (2)	(2,507)

Present value of future minimum lease payments (3)	$24,786
(1)There are no minimum sublease rentals to be reduced by minimum payments.
(2)Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3)Reflected in the balance sheet as current and non current obligations under capital leases of $1,365 and $23,421, respectively.

Intangible Assets Other Than Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL CURRENT YEAR [Table Text Block]

March 31, 2013	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value March 31, 2013
Trade name	$10,420	$—	$(5,471)	$4,949
Port terminal operating rights	34,060	2,092	(6,693)	29,459
Customer relationships	36,120	—	(9,946)	26,174

Total intangible assets	$80,600	$2,092	$(22,110)	$60,582

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462)	27,598
Customer relationships	36,120	(9,503)	26,617
Favorable lease terms	3,780	(3,780)	—

Total intangible assets	$84,380	$(24,955)	$59,425

Borrowings (Tables)	3 Months Ended
Mar. 31, 2013
BORROWINGS [Abstract]
BORROWINGS

	March 31, 2013	December 31, 2012

Senior Notes	$290,000	$200,000
Loan for Nazira	582	598

Total borrowings	290,582	200,598
Plus: unamortized premium	3,322	—
Less: current portion	(69)	(69)

Total long-term borrowings	$293,835	$200,529

Maturity table

Year	Amount in thousands of U.S. dollars
March 31, 2014	$69
March 31, 2015	69
March 31, 2016	69
March 31, 2017	69
March 31, 2018	69
March 31, 2019 and thereafter	290,237

Total	$290,582

Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Financial Instruments

	March 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 139,455	$ 139,455	$ 45,538	$ 45,538
Accounts receivable, net	$ 35,879	$ 35,879	$ 29,122	$ 29,122
Accounts payable	$ (46,378)	$ (46,378)	$ (34,747)	$ (34,747)
Senior notes	$ (290,000)	$ (310,967)	$ (200,000)	$ (198,200)
Capital lease obligations	$ (24,786)	$ (24,786)	$ (25,112)	$ (25,112)
Long-term debt, including current portion	$ (582)	$ (582)	$ (598)	$ (598)

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and contingencies [Table Text Block]

Year	Amount in thousands of U.S. dollars
March 31, 2014	$8,506
March 31, 2015	3,628
March 31, 2016	3,754
March 31, 2017	1,926

Total	$17,814

Transactions with Related Parties (Tables)	3 Months Ended
Mar. 31, 2013
Transactions with related parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

	March 31, 2013	December 31, 2012
Navios Holdings	$2,307	$1,853

Segment Information (Tables)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment information [Abstract]
Segment Information [Table Text Block]

	Port Terminal Business Segment for the Three Month Period Ended March 31, 2013	Cabotage Business Segment for the Three Month Period Ended March 31, 2013	Barge Business Segment for the Three Month Period Ended March 31, 2013	Unallocated Interest	Total
Time charter, voyage and port terminal revenues	$7,633	$13,235	$23,282	—	$44,150
Sales of products	29,080	—	—	—	29,080
Time charter, voyage and port terminal expenses	(2,408)	(569)	(6,475)	—	(9,452)
Direct vessel expenses	—	(7,567)	(10,657)	—	(18,224)
Cost of products sold	(26,017)	—	—	—	(26,017)
Depreciation and amortization	(945)	(664)	(4,484)	—	(6,093)
General and administrative expenses	(440)	(189)	(2,441)	—	(3,070)
Interest income/(expense) and finance cost, net	22	(1,618)	(3,399)	(386)	(5,381)
Other expense, net	(562)	(1,155)	(1,094)	—	(2,811)

Income/(loss) before income taxes and noncontrolling interest	6,363	1,473	(5,268)	(386)	2,182
Income tax benefit/(expense)	1,819	(392)	2,343	—	3,770

Net income/(loss)	8,182	1,081	(2,925)	(386)	5,952
Less: Net income attributable to the noncontrolling interest	—	—	(18)	—	(18)

Net income/(loss) attributable to Navios Logistics' stockholders	$8,182	$1,081	$(2,943)	(386)	$5,934

	Port Terminal Business Segment for the Three Month Period Ended March 31, 2012	Cabotage Business Segment for the Three Month Period Ended March 31, 2012	Barge Business Segment for the Three Month Period Ended March 31, 2012	Total
Time charter, voyage and port terminal revenues	$7,035	$10,536	$19,974	$37,545
Sales of products	12,602	—	—	12,602
Time charter, voyage and port terminal expenses	(2,324)	(290)	(7,236)	(9,850)
Direct vessel expenses	—	(8,108)	(7,799)	(15,907)
Cost of products sold	(11,597)	—	—	(11,597)
Depreciation and amortization	(877)	(1,093)	(4,832)	(6,802)
General and administrative expenses	(561)	(162)	(2,911)	(3,634)
Interest income/(expense) and finance cost, net	62	(1,664)	(3,320)	(4,922)
Other income/(expense), net	195	(505)	(432)	(742)

Income/(loss) before income taxes and noncontrolling interest	4,535	(1,286)	(6,556)	(3,307)
Income tax (expense)/benefit	(232)	149	1,006	923

Net income/(loss)	4,303	(1,137)	(5,550)	(2,384)
Less: Net income attributable to the noncontrolling interest	—	—	(2)	(2)

Net income/(loss) attributable to Navios Logistics' stockholders	$4,303	$(1,137)	$(5,552)	$(2,386)

Other Financial Information (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Other financial information [Abstract]
Schedule Of Condensed Balance Sheet [Table Text Block]

Balance Sheet as of March 31, 2013	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$94,982	$44,242	$231	$—	$139,455
Accounts receivable, net	—	35,738	141	—	35,879
Due from affiliate companies	232,789	34,978	3,536	(271,303)	—
Intercompany receivables	10,845	—	—	(10,845)	—
Prepaid expenses and other current assets	1,467	29,541	—	—	31,008

Total current assets	340,083	144,499	3,908	(282,148)	206,342

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	357,039	1,388	—	358,427
Investments in affiliates	325,646	710	—	(326,356)	—
Goodwill and other intangible assets	—	164,394	284	—	164,678
Deferred dry dock and special survey costs, net	—	12,349	—	—	12,349
Deferred financing costs and other long term assets	8,306	1,985	3	—	10,294

Total noncurrent assets	333,952	536,477	1,675	(326,356)	545,748

Total assets	674,035	680,976	5,583	(608,504)	752,090

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	46,344	34	—	46,378
Due to affiliate companies	40,559	229,677	3,374	(271,303)	2,307
Accrued expenses	13,380	11,994	185	—	25,559
Deferred income	—	3,554	—	—	3,554
Due to related parties, net	—	3,180	—	—	3,180
Intercompany payable	—	10,845	—	(10,845)	—
Current portion of capital lease obligations	—	1,365	—	—	1,365
Current portion of long term debt	—	—	69	—	69

Total current liabilities	53,939	306,959	3,662	(282,148)	82,412

Noncurrent liabilities
Senior Notes, including premium	293,322	—	—	—	293,322
Due to related parties, net	—	8,934	—	—	8,934
Long term debt, net of current portion	—	—	513	—	513
Capital lease obligations, net of current portion	—	23,421	—	—	23,421
Other long term liabilities	—	1,465	—	—	1,465
Deferred tax liability	—	14,551	119	—	14,670

Total noncurrent liabilities	293,322	48,371	632	—	342,325

Total liabilities	347,261	355,330	4,294	(282,148)	424,737

STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	326,774	325,646	710	(326,356)	326,774
Noncontrolling interest	—	—	579	—	579

Total stockholders' equity	326,774	325,646	1,289	(326,356)	327,353

Total liabilities and stockholders' equity	$674,035	$680,976	$5,583	$(608,504)	$752,090

Balance Sheet as of December 31, 2012	Navios South American Logistics Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$ 81	$ 45,170	$ 287	$ —	$ 45,538
Accounts receivable, net	—	29,052	70	—	29,122
Due from affiliate companies	228,257	34,624	3,550	(266,431)	—
Intercompany receivables	10,609	—	—	(10,609)	—
Prepaid expenses and other current assets	1,304	22,171	47	—	23,522

Total current assets	240,251	131,017	3,954	(277,040)	98,182

Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	354,620	1,418	—	356,038
Investments in affiliates	318,580	692	—	(319,272)	—
Goodwill and other intangible assets	—	163,237	284	—	163,521
Deferred dry dock and special survey costs, net	—	10,811	—	—	10,811
Deferred financing costs and other long term assets	5,743	2,046	3	—	7,792

Total noncurrent assets	324,323	531,406	1,705	(319,272)	538,162

Total assets	564,574	662,423	5,659	(596,312)	636,344

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	34,675	72	—	34,747
Due to affiliate companies	39,768	225,142	3,374	(266,431)	1,853
Accrued expenses	3,966	12,803	242	—	17,011
Deferred income	—	3,004	—	—	3,004
Due to related parties, net	—	3,664	—	—	3,664
Intercompany payable	—	10,609	—	(10,609)	—
Current portion of capital lease obligations	—	1,353	—	—	1,353
Current portion of long term debt	—	—	69	—	69

Total current liabilities	43,734	291,250	3,757	(277,040)	61,701

Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Due to related parties, net	—	8,859	—	—	8,859
Long term debt, net of current portion	—	—	529	—	529
Capital lease obligations, net of current portion	—	23,759	—	—	23,759
Other long term liabilities	—	1,573	—	—	1,573
Deferred tax liability	—	18,402	120	—	18,522

Total noncurrent liabilities	200,000	52,593	649	—	253,242

Total liabilities	243,734	343,843	4,406	(277,040)	314,943
STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,840	318,580	692	(319,272)	320,840
Noncontrolling interest	—	—	561	—	561

Total stockholders' equity	320,840	318,580	1,253	(319,272)	321,401

Total liabilities and stockholders' equity	$ 564,574	$ 662,423	$ 5,659	$ (596,312)	$ 636,344

Schedule Of Condensed Income Statement [Table Text Block]

Statement of operations for the three month period ended March 31, 2013	Navios South American Logistics Inc. Issuer	Other Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$43,815	$504	$(169)	$44,150
Sales of products	—	29,080	—	—	29,080
Time charter, voyage and port terminal expenses	—	(9,400)	(221)	169	(9,452)
Direct vessel expenses	—	(18,039)	(185)	—	(18,224)
Cost of products sold	—	(26,017)	—	—	(26,017)
Depreciation and amortization	—	(6,055)	(38)	—	(6,093)
General and administrative expenses	(645)	(2,233)	(192)	—	(3,070)
Interest expense and finance cost, net	(469)	(4,903)	(9)	—	(5,381)
Other (expense)/income, net	—	(2,986)	175	—	(2,811)

(Loss)/income before equity in net earnings of affiliated companies	(1,114)	3,262	34	—	2,182

Equity in net earnings/(losses) of affiliated companies and joint ventures	7,048	17	—	(7,065)	—

Income/(loss) before taxes	5,934	3,279	34	(7,065)	2,182
Income tax benefit	—	3,769	1	—	3,770

Net income/(loss)	5,934	7,048	35	(7,065)	5,952

Less: Net income attributable to the noncontrolling interest	—	—	(18)	—	(18)

Net income/(loss) attributable to Navios Logistics' stockholders	$5,934	$7,048	$17	$(7,065)	$5,934

Statement of operations for the three month period ended March 31, 2012	Navios South American Logistics Inc. Issuer	Other Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$37,549	$1,291	$(1,295)	$37,545
Sales of products	—	12,602	—	—	12,602
Time charter, voyage and port terminal expenses	—	(10,301)	(844)	1,295	(9,850)
Direct vessel expenses	—	(15,734)	(173)	—	(15,907)
Cost of products sold	—	(11,597)	—	—	(11,597)
Depreciation and amortization	—	(6,764)	(38)	—	(6,802)
General and administrative expenses	(1,113)	(2,310)	(211)	—	(3,634)
Interest expense and finance cost, net	(44)	(4,874)	(4)	—	(4,922)
Other expense, net	—	(723)	(19)	—	(742)

(Loss)/income before equity in net earnings of affiliated companies	(1,157)	(2,152)	2	—	(3,307)
Equity in net (losses)/earnings of affiliated companies and joint ventures	(1,230)	—	—	1,230	—

(Loss)/income before taxes	(2,387)	(2,152)	2	1,230	(3,307)
Income tax benefit	—	922	1	—	923

Net (loss)/income	(2,387)	(1,230)	3	1,230	(2,384)
Less: Net income attributable to the noncontrolling interest	—	—	(2)	—	(2)

Net (loss)/income attributable to Navios Logistics' stockholders	$(2,387)	$(1,230)	$1	$1,230	$(2,386)

Schedule Of Condensed Cash Flow Statement [Table Text Block]

Cash flow statement for the three month period ended March 31, 2013	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$ 4,142	$ 8,970	$ (32)	$ —	$ 13,080

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(7,290)	(8)	—	(7,298)
Acquisition of intangible assets	—	(2,092)		—	(2,092)

Net cash used in investing activities	—	(9,382)	(8)	—	(9,390)

Cash flows from financing activities
Proceeds on issuance of Senior Notes	93,375	—	—	—	93,375
Payments of obligations under capital lease	—	(326)	—	—	(326)
Repayments of long-term debt	—	—	(16)	—	(16)
Debt issuance costs	(2,616)	(190)	—	—	(2,806)

Net cash provided by/(used in) financing activities	90,759	(516)	(16)	—	90,227

Net increase/(decrease) in cash and cash equivalents	94,901	(928)	(56)	—	93,917

Cash and cash equivalents, beginning of period	81	45,170	287	—	45,538

Cash and cash equivalents, end of period	$ 94,982	$ 44,242	$ 231	$ —	$ 139,455

Cash flow statement for the three month period ended March 31, 2012	Navios South American Logistics Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$ 154	$ 10,270	$ (56)	$ —	$ 10,368

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(3,625)	(12)	—	(3,637)

Net cash used in investing activities	—	(3,625)	(12)	—	(3,637)

Cash flows from financing activities
Payments of obligations under capital lease	—	(530)	—	—	(530)
Repayments of long -term debt	—	—	(19)	—	(19)
Debt issuance costs	(154)	154	—	—	—

Net cash used in financing activities	(154)	(376)	(19)	—	(549)

Net increase/(decrease) in cash and cash equivalents	—	6,269	(87)	—	6,182

Cash and cash equivalents, beginning of period	81	40,111	337	—	40,529

Cash and cash equivalents, end of period	$ 81	$ 46,380	$ 250	$ —	$ 46,711

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Paraguayan subsidiaries retained net losses	$ 41,740
one off income tax benefit in deferred income tax	$ 4,195

Summary of Significant Accounting Policies (Details2)	3 Months Ended
Mar. 31, 2013
Corporacion Navios S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Nauticler S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Compania Naviera Horamar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Argentina
Nature	Vessel-Operating Management Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Compania de Tranporte Fluvial International S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Ponte Rio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Thalassa Energy S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Argentina
Nature	Barge-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS Tankers Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS Navigation Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS Shipping Ltd.Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
HS South Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Enresur S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Port-Terminal Rights Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	3/19-3/31
Statement of operations, previous year	?
Merco Parana S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Argentina
Nature	Barge-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	?
Petrovia Internacional S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Uruguay
Nature	Land-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Mercopar S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Operating/Barge-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Petrovia S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Shipping company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Navegacion Guarani S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Operating/Barge and Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Hidrovia OSR S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Tanker-Owning Company/Oil Spill Response & Salvage Services
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Mercofluvial S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	Operating/Barge and Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Petrolera San Antonio S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Paraguay
Nature	POA Facility-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Stability Oceanways S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Hidronave South American Logistics S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Brazil
Nature	Pushboat-Owning Company
Percentage of Ownership	51.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Navarra Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Pelayo Shipping Corporation
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Navios Logistics Finance (US) Inc.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Delaware
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31
Varena Maritime Services S.A.
Subsidiaries Included In the Consolidation [Line Items]
Country of Incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of Operation [Abstract]
Statement of operations, current year	1/1 - 3/31
Statement of operations, previous year	1/1 - 3/31

Vessels, Port Terminals and Other Fixed Assets, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Balance	$ 356,038
Additions	2,389
Balance	358,427
Cost
Property, Plant and Equipment [Line Items]
Balance	448,718
Additions	7,547
Balance	456,265
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(92,680)
Additions	(5,158)
Balance	(97,838)
Dry port terminal
Property, Plant and Equipment [Line Items]
Balance	51,357
Additions	4,941
Balance	56,298
Dry port terminal | Cost
Property, Plant and Equipment [Line Items]
Balance	59,099
Additions	5,340
Balance	64,439
Dry port terminal | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(7,742)
Additions	(399)
Balance	(8,141)
Oil storage, plant and port facilities for liquid cargoes
Property, Plant and Equipment [Line Items]
Balance	20,632
Additions	204
Balance	20,836
Oil storage, plant and port facilities for liquid cargoes | Cost
Property, Plant and Equipment [Line Items]
Balance	27,141
Additions	518
Balance	27,659
Oil storage, plant and port facilities for liquid cargoes | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(6,509)
Additions	(314)
Balance	(6,823)
Tanker Vessels, Barges and Pushboats
Property, Plant and Equipment [Line Items]
Balance	279,009
Additions	(2,687)
Balance	276,322
Tanker Vessels, Barges and Pushboats | Cost
Property, Plant and Equipment [Line Items]
Balance	356,409
Additions	1,676
Balance	358,085
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(77,400)
Additions	(4,363)
Balance	(81,763)
Other fixed assets
Property, Plant and Equipment [Line Items]
Balance	5,040
Additions	(69)
Balance	4,971
Other fixed assets | Cost
Property, Plant and Equipment [Line Items]
Balance	6,069
Additions	13
Balance	6,082
Other fixed assets | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(1,029)
Additions	(82)
Balance	$ (1,111)

Vessels, Port Terminals and Other Fixed Assets, net (Details2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	May 09, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Assets pledged as collateral	$ 1,047		$ 1,074
Ammended purchase price Stavroula				9,800
Ammended purchase price San San H				9,850
Payments of obligations under capital leases	(326)	(530)
Construction of new conveyor belt in the dry port	12,513
Purchase price of each of the delivered new tank barges	1,900
Amount paid for the two remaining tank barges	$ 271

Vessels, Port Terminals and Other Fixed Assets, net (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
San San H and Stavroula	$ 32,939
Less: Accumulated amortization	(1,680)
Net book value	$ 31,259

Vessels, Port Terminals and Other Fixed Assets, net (Details4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
March 31, 2014	$ 2,190
March 31, 2015	2,190
March 31, 2016	2,196
March 31, 2017	20,717
Total future minimum lease payments (1)	27,293
Less: amount representing interest (2)	(2,507)
Present value of future minimum lease payments (3)	$ 24,786

Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 19, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Amortization of intangible assets and liabilities, net	$ 935	$ 1,109
Acquisition price of Enresur			$ 2,092

Intangible Assets Other Than Goodwill (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Intangible assets other than goodwill
Acquisition Cost	$ 80,600	$ 84,380
Additions	2,092
Accumulated Amortization	(22,110)	(24,955)
Net Book Value	60,582	59,425
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(5,471)	(5,210)
Net Book Value	4,949	5,210
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	34,060	34,060
Additions	2,092
Accumulated Amortization	(6,693)	(6,462)
Net Book Value	29,459	27,598
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(9,946)	(9,503)
Net Book Value	26,174	26,617
Favorable lease terms
Intangible assets other than goodwill
Acquisition Cost		3,780
Accumulated Amortization		(3,780)
Net Book Value		$ 0

Intangible Assets Other Than Goodwill (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Period of maturity
Within One Year	$ 3,743
Year Two	3,743
Year Three	3,743
Year Four	3,743
Year Five	3,482
Thereafter	42,128
Total	60,582
Trade name
Period of maturity
Within One Year	1,042
Year Two	1,042
Year Three	1,042
Year Four	1,042
Year Five	781
Thereafter	0
Total	4,949
Port terminal operating rights
Period of maturity
Within One Year	926
Year Two	926
Year Three	926
Year Four	926
Year Five	926
Thereafter	24,829
Total	29,459
Customer relationships
Period of maturity
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	17,299
Total	$ 26,617

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
BORROWINGS [Abstract]
Navios Logistics Senior Notes issuance date	Apr 12, 2011
Navios Logistics additional senior notes issuance date	Mar 7, 2013
Amount of Senior Notes issued	$ 200,000
Amount of additional senior notes issued	90,000
Navios Logistics Senior Notes maturity date	Apr 15, 2019
Senior Notes interest rate	fixed rate of 9.25%
Additional senior notes premium	additional senior notes issued at a premium with a price of 103.75%
Senior Notes redemption options	The Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Senior Notes covenants	The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics? properties and assets and creation or designation of restricted subsidiaries.
Cyprus Popular Bank Puclic Co. revolving facility date of agreement	Mar 20, 2012
Amount of revolving facility	40,000
Revolving facility interest rate	LIBOR plus 300bps
Revolving facility repayment terms	The loan is initially repayable 12 months after drawdown with extension options available.
Date of assumption of Hidronave loan	Oct 29, 2009
Amount of Hidronave loan	$ 817
Hidronave loan interest rate	600bps fixed
Hidronave loan repayment terms	The loan facility bears interest at a fixed rate of 600?basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August?10, 2021.

Borrowings (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
DebtInstrumentLineItems
Total Borrowings	$ 290,582
Plus unamortized premium	3,322
Less Current Portion	(69)	(69)
Total long-term borrowings	293,835	200,529
Senior Notes
DebtInstrumentLineItems
Total Borrowings	290,000	200,000
Loan for Nazira
DebtInstrumentLineItems
Total Borrowings	582	598
Total Borrowings
DebtInstrumentLineItems
Total Borrowings	$ 290,582	$ 200,598

Borrowings (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
BORROWINGS [Abstract]
March 31, 2014	$ 69
March 31, 2015	69
March 31, 2016	69
March 31, 2017	69
March 31, 2018	69
March 31, 2019 and thereafter	290,237
Total Borrowings	$ 290,582

Fair Value of Financial Instruments (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Capital lease obligations, net of current portion	$ 23,421	$ 23,759
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	139,455	45,538
Accounts receivable,net	35,897	29,122
Accounts payable	(46,378)	(34,747)
Senior notes	(290,000)	(200,000)
Capital lease obligations, net of current portion	(24,786)	(25,112)
Long-term debt, including current portion	(582)	(598)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	139,455	45,538
Accounts receivable,net	35,879	29,122
Accounts payable	(46,378)	(34,747)
Senior notes	(310,967)	(198,200)
Capital lease obligations, net of current portion	(24,786)	(25,112)
Long-term debt, including current portion	$ (582)	$ (598)

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 01, 2008
COMMITMENTS AND CONTINGENCIES [Abstract]
certain pre-acquisition contingencies			$ 6,632
Pre-acquisition contingencies relating to VAT related matters			2,907
Pre-acquisition contingencies relating to withholding tax related matters			1,703
Pre-acquisition contingencies relating to provisions for claims and others			1,511
Pre-acquisition contingencies relating to income tax related matters			511
Remaining pre-acquisition contingencies	1,026	1,039
Contractual obligations for port expansion	3,372
contractual obligations for the construction of four tank barges	1,629
Contractual obligations for the acquisition of the chartered in fleet	$ 12,813
Guarantee and idemnity letter	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2014.

Commitments and Contingencies (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
March 31, 2014	$ 8,506
March 31, 2015	3,628
March 31, 2016	3,754
March 31, 2017	1,926
Total	$ 17,814

Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Transactions with related parties [Abstract]
Navios Holdings	$ 2,307	$ 1,853

Transactions with Related Parties (Details2) (USD $)	1 Months Ended	3 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Transactions with related parties [Abstract]
Merco Parana acquisition price	$ 2,493,000
Holdux Acquisition price	13,443,000
Holdux amount paid		630,000
Holdux remaing balance		12,813,000
Lodging annual expense payments		0	13
Lodging amounts payable		33,000	30,000
General and administrative fees		170,000	150,000
Voyage expenses annual payments		$ 659,000	$ 244,000

Share Capital (Details2) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Aug. 04, 2010
Share capital [Abstract]
Authorized share capital			50,000,000
Par value of common stock			$ 0.0001
Weighted Average Number of Shares Outstanding, Basic and Diluted	20,000	20,000
Escrowed Shares Released	1,007

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	$ 44,150	$ 37,545
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,452)	(9,850)
Direct vessel expenses	(18,224)	(15,907)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,093)	(6,802)
General and administrative expenses	(3,070)	(3,634)
Interest expense and finance cost, net	(5,381)	(4,922)
Other (expense) income, net	(2,811)	(742)
Income before income taxes and noncontrolling interest	2,182	(3,307)
Income taxes	3,770	923
Net income	5,952	(2,384)
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	5,934	(2,386)
Port Terminal Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	7,633	7,035
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(2,408)	(2,324)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(945)	(877)
General and administrative expenses	(440)	(561)
Interest expense and finance cost, net	22	62
Other (expense) income, net	(562)	195
Income before income taxes and noncontrolling interest	6,363	4,535
Income taxes	1,819	(232)
Net income	8,182	4,303
Net (loss)/income attributable to Navios Logistics' stockholders	8,182	4,303
Cabotage Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	13,235	10,536
Time charter, voyage and port terminal expenses	(569)	(290)
Direct vessel expenses	(7,567)	(8,108)
Depreciation and amortization	(664)	(1,093)
General and administrative expenses	(189)	(162)
Interest expense and finance cost, net	(1,618)	(1,664)
Other (expense) income, net	(1,155)	(505)
Income before income taxes and noncontrolling interest	1,473	(1,286)
Income taxes	(392)	149
Net income	1,081	(1,137)
Less: Net income attributable to the noncontrolling interest	0	0
Net (loss)/income attributable to Navios Logistics' stockholders	1,081	(1,137)
Barge Business Segment
Segment Reporting Information [Line Items]
Time charter, voyage and port terminal revenues	23,282	19,974
Time charter, voyage and port terminal expenses	(6,475)	(7,236)
Direct vessel expenses	(10,657)	(7,799)
Depreciation and amortization	(4,484)	(4,832)
General and administrative expenses	(2,441)	(2,911)
Interest expense and finance cost, net	(3,399)	(3,320)
Other (expense) income, net	(1,094)	(432)
Income before income taxes and noncontrolling interest	(5,268)	(6,556)
Income taxes	2,343	1,006
Net income	(2,925)	(5,550)
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	(2,943)	(5,552)
Unallocated interest [Member]
Segment Reporting Information [Line Items]
Interest expense and finance cost, net	(386)
Income before income taxes and noncontrolling interest	(386)
Net income	(386)
Net (loss)/income attributable to Navios Logistics' stockholders	$ (386)

Segment Information (Details2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Segment information [Abstract]
Net book value of long-lived assets for vessels	$ 276,322	$ 279,009
Net book value of long lived assets for the Port Terminal business segment	77,134	71,989
Net book value of intangible assets other than goodwill allocated to the Barge and Cabotage business segments	31,123	31,827
Net book value of intangible assets other than goodwill allocated to the Port Terminal Segment	$ 29,459	$ 27,598

Other Financial Information (Details2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Line Items
Time charter, voyage and port terminal revenues	$ 44,150	$ 37,545
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,452)	(9,850)
Direct vessel expenses	(18,224)	(15,907)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,093)	(6,802)
General and administrative expenses	(3,070)	(3,634)
Interest expense and finance cost, net	(5,381)	(4,922)
Other (expense) income, net	(2,811)	(742)
Income before income taxes and noncontrolling interest	2,182	(3,307)
Income taxes	3,770	923
Net income	5,952	(2,384)
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	5,934	(2,386)
Navios South American Logistics Inc. Issuer
Line Items
General and administrative expenses	(645)	(1,113)
Interest expense and finance cost, net	(469)	(44)
(Loss)/income before equity in net earnings of affiliated companies	(1,114)	(1,157)
Equity in net earnings/(losses) of affiliated companies and joint ventures	7,048	(1,230)
Income before income taxes and noncontrolling interest	5,934	(2,387)
Net income	5,934	(2,387)
Net (loss)/income attributable to Navios Logistics' stockholders	5,934	(2,387)
Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	43,815	37,549
Sales of products	29,080	12,602
Time charter, voyage and port terminal expenses	(9,400)	(10,301)
Direct vessel expenses	(18,039)	(15,734)
Cost of products sold	(26,017)	(11,597)
Depreciation and amortization	(6,055)	(6,764)
General and administrative expenses	(2,233)	(2,310)
Interest expense and finance cost, net	(4,903)	(4,874)
Other (expense) income, net	(2,986)	(723)
(Loss)/income before equity in net earnings of affiliated companies	3,262	(2,152)
Equity in net earnings/(losses) of affiliated companies and joint ventures	17	0
Income before income taxes and noncontrolling interest	3,279	(2,152)
Income taxes	3,769	922
Net income	7,048	(1,230)
Less: Net income attributable to the noncontrolling interest	0	0
Net (loss)/income attributable to Navios Logistics' stockholders	7,048	(1,230)
Non Guarantor Subsidiaries
Line Items
Time charter, voyage and port terminal revenues	504	1,291
Time charter, voyage and port terminal expenses	(221)	(844)
Direct vessel expenses	(185)	(173)
Depreciation and amortization	(38)	(38)
General and administrative expenses	(192)	(211)
Interest expense and finance cost, net	(9)	(4)
Other (expense) income, net	175	(19)
(Loss)/income before equity in net earnings of affiliated companies	34	2
Income before income taxes and noncontrolling interest	34	2
Income taxes	1	1
Net income	35	3
Less: Net income attributable to the noncontrolling interest	(18)	(2)
Net (loss)/income attributable to Navios Logistics' stockholders	17	1
Eliminations
Line Items
Time charter, voyage and port terminal revenues	(169)	(1,295)
Time charter, voyage and port terminal expenses	169	1,295
Equity in net earnings/(losses) of affiliated companies and joint ventures	(7,065)	1,230
Income before income taxes and noncontrolling interest	(7,065)	1,230
Net income	(7,065)	1,230
Net (loss)/income attributable to Navios Logistics' stockholders	$ (7,065)	$ 1,230

Other Financial Information (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current assets [Abstract]
Cash and cash equivalents	$ 139,455	$ 45,538	$ 46,711	$ 40,529
Accounts receivable, net	35,879	29,122
Inventories	22,634	14,553
Prepaid expenses and other current assets	8,374	8,969
Total current assets	206,342	98,182
Vessels, port terminals and other fixed assets, net	358,427	356,038
Goodwill and other intangible assets	164,678	163,521
Deferred dry dock and special survey costs, net	12,349	10,811
Deferred financing costs and other long term assets	10,294	7,792
Total noncurrent assets	545,748	538,162
Total assets	752,090	636,344
Current liabilities
Accounts payable	46,378	34,747
Due to affiliate companies	2,307	1,853
Accrued expenses	25,559	17,011
Deferred income	3,554	3,004
Due to related parties, net	3,180	3,664
Current portion of capital lease obligations	1,365	1,353
Current portion of long-term debt	69	69
Total current liabilities	82,412	61,701
Senior notes, including premium	293,322	200,000
Due to related parties, net	8,934	8,859
Long term debt, net of current portion	513	529
Capital lease obligations, net of current portion	23,421	23,759
Other long-term liabilities	1,465	1,573
Deferred tax liability	14,670	18,522
Total non-current liabilities	342,325	253,242
Total liabilities	424,737	314,943
Total Navios Logistics stockholders' equity	326,774	320,840
Noncontrolling interest	579	561
Total stockholders' equity	327,353	321,401	318,841	321,225
Total liabilities and stockholders' equity	752,090	636,344
Navios South American Logistics Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	94,982	81	81	81
Prepaid expenses and other current assets	1,467	1,304
Due from affiliate companies	232,789	228,257
Intercompany receivables	10,845	10,609
Total current assets	340,083	240,251
Investments in affiliates	325,646	318,580
Deferred financing costs and other long term assets	8,306	5,743
Total noncurrent assets	333,952	324,323
Total assets	674,035	564,574
Current liabilities
Due to affiliate companies	40,559	39,768
Accrued expenses	13,380	3,966
Total current liabilities	53,939	43,734
Senior notes, including premium	293,322	200,000
Total non-current liabilities	293,322	200,000
Total liabilities	347,261	243,734
Total Navios Logistics stockholders' equity	326,774	320,840
Total stockholders' equity	326,774	320,840
Total liabilities and stockholders' equity	674,035	564,574
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	44,242	45,170	46,380	40,111
Accounts receivable, net	35,738	29,052
Inventories	22,634	14,553
Prepaid expenses and other current assets	6,907	7,618
Due from affiliate companies	34,978	34,624
Intercompany receivables	0	0
Total current assets	144,499	131,017
Vessels, port terminals and other fixed assets, net	357,039	354,620
Investments in affiliates	710	692
Goodwill and other intangible assets	164,394	163,237
Deferred dry dock and special survey costs, net	12,349	10,811
Deferred financing costs and other long term assets	1,985	2,046
Total noncurrent assets	536,477	531,406
Total assets	680,976	662,423
Current liabilities
Accounts payable	46,344	34,675
Due to affiliate companies	229,677	225,142
Accrued expenses	11,994	12,803
Deferred income	3,554	3,004
Due to related parties, net	3,180	3,664
Intercompany payable	10,845	10,609
Current portion of capital lease obligations	1,365	1,353
Current portion of long-term debt		0
Total current liabilities	306,959	291,250
Due to related parties, net	8,934	8,859
Long term debt, net of current portion		0
Capital lease obligations, net of current portion	23,421	23,759
Other long-term liabilities	1,465	1,573
Deferred tax liability	14,551	18,402
Total non-current liabilities	48,371	52,593
Total liabilities	355,330	343,843
Total Navios Logistics stockholders' equity	325,646	318,580
Noncontrolling interest		0
Total stockholders' equity	325,646	318,580
Total liabilities and stockholders' equity	680,976	662,423
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	231	287	250	337
Accounts receivable, net	141	70
Prepaid expenses and other current assets		47
Due from affiliate companies	3,536	3,550
Total current assets	3,908	3,954
Vessels, port terminals and other fixed assets, net	1,388	1,418
Goodwill and other intangible assets	284	284
Deferred financing costs and other long term assets	3	3
Total noncurrent assets	1,675	1,705
Total assets	5,583	5,659
Current liabilities
Accounts payable	34	72
Due to affiliate companies	3,374	3,374
Accrued expenses	185	242
Current portion of long-term debt	69	69
Total current liabilities	3,662	3,757
Long term debt, net of current portion	513	529
Other long-term liabilities		0
Deferred tax liability	119	120
Total non-current liabilities	632	649
Total liabilities	4,294	4,406
Total Navios Logistics stockholders' equity	710	692
Noncontrolling interest	579	561
Total stockholders' equity	1,289	1,253
Total liabilities and stockholders' equity	5,583	5,659
Eliminations
Current assets [Abstract]
Due from affiliate companies	(271,303)	(266,431)
Intercompany receivables	(10,845)	(10,609)
Total current assets	(282,148)	(277,040)
Investments in affiliates	(326,356)	(319,272)
Total noncurrent assets	(326,356)	(319,272)
Total assets	(608,504)	(596,312)
Current liabilities
Due to affiliate companies	(271,303)	(266,431)
Intercompany payable	(10,845)	(10,609)
Total current liabilities	(282,148)	(277,040)
Total liabilities	(282,148)	(277,040)
Total Navios Logistics stockholders' equity	(326,356)	(319,272)
Total stockholders' equity	(326,356)	(319,272)
Total liabilities and stockholders' equity	$ (608,504)	$ (596,312)

Other Financial Information (Details4) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	$ 13,080	$ 10,368
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(7,298)	(3,637)
Acquisition Of Intangible Assets	(2,092)	0
Net cash used in investing activities	(9,390)	(3,637)
FINANCING ACTIVITIES [Abstract]
Payments of obligations under capital leases	(326)	(530)
Repayments of Long-term Debt	(16)	(19)
Proceeds from issuance of Senior Notes, including premium	93,375	0
Debt issuance costs	(2,806)
Net increase in cash and cash equivalents	93,917	6,182
Cash and cash equivalents, beginning of year	45,538	40,529
Cash and cash equivalents, end of year	139,455	46,711
Navios South American Logistics Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	4,142	154
FINANCING ACTIVITIES [Abstract]
Proceeds from issuance of Senior Notes, including premium	93,375
Debt issuance costs	(2,616)	(154)
Net cash (used in)/provided by financing activities Note	90,759	(154)
Net increase in cash and cash equivalents	94,901	0
Cash and cash equivalents, beginning of year	81	81
Cash and cash equivalents, end of year	94,982	81
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	8,970	10,270
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(7,290)	(3,625)
Acquisition Of Intangible Assets	(2,092)
Net cash used in investing activities	(9,382)	(3,625)
FINANCING ACTIVITIES [Abstract]
Payments of obligations under capital leases	(326)	(530)
Debt issuance costs	(190)	154
Net cash (used in)/provided by financing activities Note	(516)	(376)
Net increase in cash and cash equivalents	(928)	6,269
Cash and cash equivalents, beginning of year	45,170	40,111
Cash and cash equivalents, end of year	44,242	46,380
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by operating activities	(32)	(56)
INVESTING ACTIVITIES [Abstract]
Acquisition of vessels, port terminals and other fixed assets, net	(8)	(12)
Net cash used in investing activities	(8)	(12)
FINANCING ACTIVITIES [Abstract]
Repayments of Long-term Debt	(16)	(19)
Net cash (used in)/provided by financing activities Note	(16)	(19)
Net increase in cash and cash equivalents	(56)	(87)
Cash and cash equivalents, beginning of year	287	337
Cash and cash equivalents, end of year	$ 231	$ 250